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May 8, 1998


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

VIA EDGAR

Re:  The Kent Funds (the "Trust"): File Nos. 033-08398 and 811-04824

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T.

As Treasurer of the Trust, I hereby certify that the definitive Prospectus and Statement of Additional Information for The Kent Funds, each dated May 1, 1998, which have been filed by the Trust pursuant to Rule 497(c), do not differ from those contained in the Trust's most recent Registration Statement on Form N-1A, filed via EDGAR on May 1, 1998.

If you have any questions concerning this filing, please contact me at (614) 470-8038.


Sincerely,

/s/ Martin R. Dean

Martin R. Dean
Treasurer of the Trust